Interest in Other Entities (Details) - Schedule of comprehensive income - Eventer Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	$ 1,185	$ 40
Net loss for the period	$ (2,612)	$ (490)